Income tax (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of components of income tax (credit) expense

Components of income tax (credit) expense:

	Six Months ended June 30, 2026	Six Months ended June 30, 2025
Current income tax:
Taiwan	$-	$640
Deferred tax:
Taiwan	(165,355)	8,780
Hong Kong	(34,932)	-
Income tax (credit) expense	$(200,287)	$9,420